Commitments and contingencies (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Accounts payable and accrued liabilities, total	$ 478
Accounts payable and accrued liabilities, less than 1 year	478	$ 225
Lease commitments, total	573
Lease commitments, less than 1 year	66
Lease commitments, 1-2 years	223
Lease commitments, thereafter	284
Contractual Obligation, total	1,051
Contractual Obligation, less than 1 year	544
Contractual Obligation, 1-2 years	223
Contractual Obligation, thereafter	$ 284